Expense Example - (Allspring Specialty Funds - Classes A, C, Administrator, Institutional)	Mar. 31, 2025 USD ($)
(Allspring Innovation Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 692
Expense Example, with Redemption, 3 Years	956
Expense Example, with Redemption, 5 Years	1,240
Expense Example, with Redemption, 10 Years	2,046
(Allspring Innovation Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	635
Expense Example, with Redemption, 5 Years	1,096
Expense Example, with Redemption, 10 Years	2,373
(Allspring Innovation Fund) | Administrator
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	1,482
(Allspring Innovation Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,194
(Allspring Precious Metals Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	680
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,174
Expense Example, with Redemption, 10 Years	1,907
(Allspring Precious Metals Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	595
Expense Example, with Redemption, 5 Years	1,029
Expense Example, with Redemption, 10 Years	2,237
(Allspring Precious Metals Fund) | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,327
(Allspring Precious Metals Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,043
(Allspring Utility and Telecommunications Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	675
Expense Example, with Redemption, 3 Years	911
Expense Example, with Redemption, 5 Years	1,166
Expense Example, with Redemption, 10 Years	1,893
(Allspring Utility and Telecommunications Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,020
Expense Example, with Redemption, 10 Years	2,223
(Allspring Utility and Telecommunications Fund) | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	1,313
(Allspring Utility and Telecommunications Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	$ 1,026